UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-9082

M FUND, INC.
(Exact name of registrant as specified in charter)

M Financial Plaza 1125 NW Couch Street, Suite 900 Portland, Oregon		97209
(Address of principal executive offices)		(Zip code)

JoNell Hermanson, President M Fund, Inc. M Financial Plaza 1125 NW Couch Street, Suite 900 Portland, Oregon 97209
(Name and address of agent for service)

With a copy to: Frederick R. Bellamy, Esquire Sutherland Asbill & Brennan LLP 1275 Pennsylvania Avenue, N.W. Washington, D.C. 20004-2415

Registrant’s telephone number, including area code:		(503) 232-6960

Date of fiscal year end:	12/31/2014

Date of reporting period:	3/31/2014

Item 1. Schedule of Investments.

The schedule of investments for the period ending March 31, 2014, is filed herewith.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2014

Shares		Value (Note 1)

	COMMON STOCKS—99.5%

	Austria—1.2%
102,967	Erste Group Bank AG	$3,517,940

	Belgium—2.6%
72,813	Anheuser-Busch InBev NV	7,633,652

	Brazil—2.1%
240,320	Banco Bradesco SA (Preference)	3,303,473
189,060	Itau Unibanco Holding SA, ADR (Preference)	2,809,432
		6,112,905
	Canada—1.3%
67,824	Barrick Gold Corp.	1,209,302
26,171	Potash Corp. of Saskatchewan, Inc.	946,701
44,018	Potash Corp. of Saskatchewan, Inc. (New York)	1,594,332
		3,750,335
	Denmark—2.6%
166,135	Novo Nordisk A/S	7,565,874

	France—19.3%
54,294	Accor SA	2,779,872
14,014	Air Liquide SA	1,898,203
299,894	AXA SA	7,794,053
92,225	Cie de St-Gobain	5,571,306
36,140	Cie Generale d’Optique Essilor International SA	3,644,500
59,988	Danone SA	4,242,037
59,109	JCDecaux SA	2,589,114
25,733	L’Oreal SA	4,243,492
55,643	Legrand SA	3,456,827
10,705	LVMH Moet Hennessy Louis Vuitton SA	1,945,964
46,381	Pernod-Ricard SA	5,399,277
100,131	Schneider Electric SA	8,876,788
17,996	Unibail-Rodamco SE, REIT	4,673,326
		57,114,759
	Germany—10.1%
38,434	Allianz SE, Registered	6,496,791
58,729	Daimler AG, Registered	5,549,478
27,735	Fresenius Medical Care AG & Co. KGaA	1,935,292
16,866	Fresenius SE & Co. KGaA	2,639,546
28,714	Linde AG	5,743,797
93,927	SAP AG	7,603,455
		29,968,359
	Hong Kong—1.6%
233,000	Cheung Kong Holdings, Ltd.	3,860,053
360,000	Hang Lung Properties, Ltd.	1,032,682
		4,892,735
	Italy—2.2%
1,311,074	Intesa Sanpaolo SpA	4,443,253

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Italy (Continued)
135,347	Pirelli & C. SpA	$2,125,653
		6,568,906
	Japan—8.7%
71,300	Dentsu, Inc.	2,704,447
38,100	FANUC Corp.	6,720,055
147,705	Japan Tobacco, Inc.	4,636,576
76,700	Komatsu, Ltd.	1,588,767
34,500	LIXIL Group Corp.	951,286
6,000	Mitsubishi Estate Co., Ltd.	142,189
17,600	SMC Corp.	4,642,348
48,400	Tokio Marine Holdings, Inc.	1,452,727
49,200	Toyota Motor Corp.	2,777,108
		25,615,503
	Jersey—1.1%
632,587	Glencore Xstrata Plc*	3,256,659

	Malaysia—1.3%
884,200	Genting Bhd	2,707,702
436,200	Sime Darby Bhd	1,243,614
		3,951,316
	Netherlands—2.5%
64,965	Heineken NV	4,521,490
74,998	Royal Dutch Shell Plc	2,740,072
		7,261,562
	Singapore—1.4%
47,210	DBS Group Holdings, Ltd.	606,873
214,000	United Overseas Bank, Ltd.	3,683,202
		4,290,075
	Spain—4.4%
694,038	Banco Bilbao Vizcaya Argentaria SA	8,335,638
480,067	Banco Santander SA	4,577,301
		12,912,939
	Sweden—5.9%
193,139	Atlas Copco AB	5,571,289
128,500	Investor AB	4,649,769
201,673	Sandvik AB	2,849,527
266,643	Volvo AB	4,235,110
		17,305,695
	Switzerland—15.3%
186,038	ABB, Ltd., Registered*	4,797,994
61,176	Cie Financiere Richemont SA, Registered	5,840,455
53,856	Holcim, Ltd., Registered*	4,459,317
72,630	Nestle SA, Registered	5,467,481
81,486	Novartis AG, Registered	6,913,014
28,298	Roche Holding AG	8,482,518
11,567	Syngenta AG, Registered	4,374,015

The accompanying notes are an integral part of these Schedules of Investments.

Shares				Value (Note 1)

	Switzerland (Continued)
234,147	UBS AG, Registered*			$4,836,292
				45,171,086
	Taiwan—0.8%
118,256	Taiwan Semiconductor Manufacturing Co., Ltd., SP ADR			2,367,485

	United Kingdom—13.3%
83,508	Anglo American Plc			2,125,199
305,626	BG Group Plc			5,693,935
168,754	CRH Plc			4,712,416
224,964	Diageo Plc			6,979,658
5,350,898	Lloyds Banking Group Plc*			6,659,340
177,740	Pearson Plc			3,149,874
32,464	Reckitt Benckiser Group Plc			2,644,960
415,871	Rolls-Royce Holdings Plc*			7,446,250
				39,411,632
	United States—1.8%
158,354	Freeport-McMoRan Copper & Gold, Inc.†			5,236,767

	TOTAL COMMON STOCKS (Cost $243,301,932)			293,906,184

			Expiration Date

	WARRANT—0.1%

	Malaysia—0.1%
214,915	Genting Bhd (GENTING BHD GENTING BHD CW)* (Cost $101,263)		12/18/18	190,860

	RIGHTS—0.1%

	Spain—0.1%
694,038	Banco Bilbao Vizcaya Argentaria SA(BBVA RIGHT)* (Cost $160,387)		04/14/14	162,544

Par Amount		Yield	Maturity

	SHORT-TERM INVESTMENTS—0.2%

$669,020	State Street Bank and Trust Co. (Euro Time Deposit)	0.010%	04/01/2014	669,020

Shares
65	State Street Navigator Securities Lending Prime Portfolio (Money Market)††	0.164%		65

	TOTAL SHORT-TERM INVESTMENTS (Cost $669,085)			$669,085

	TOTAL INVESTMENTS AT MARKET VALUE—99.9% (Cost $244,232,667)			294,928,673
	Other Assets in Excess of Liabilities—0.1%			361,177
	NET ASSETS—100.0%			$295,289,850

Notes to the Schedule of Investments:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

SP ADR—Sponsored American Depositary Receipt

*                               Non-income producing security

†                               Denotes all or a portion of security on loan (Note 1)

††                        Represents collateral received from securities lending transactions

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedules of Investments.

At March 31, 2014, industry diversification of the M International Equity Fund’s investments as a percentage of net assets was as follows:

Summary of Industry Classifications	Percentage of Net Assets
Commercial Banks	12.9%
Machinery	8.7%
Beverages	8.3%
Pharmaceuticals	7.8%
Electrical Equipment	5.8%
Insurance	5.3%
Chemicals	4.9%
Metals and Mining	4.0%
Food Products	3.3%
Construction Materials	3.1%
Media	2.9%
Oil, Gas and Consumable Fuels	2.8%
Automobiles	2.8%
Software	2.6%
Textiles, Apparel and Luxury Goods	2.6%
Aerospace & Defense	2.5%
Building Products	2.2%
Hotels, Restaurants & Leisure	1.9%
Real Estate Management and Development	1.7%
Capital Markets	1.6%
Diversified Financial Services	1.6%
Health Care Providers and Services	1.6%
Real Estate Investment Trusts (REITs)	1.6%
Tobacco	1.6%
Personal Products	1.4%
Health Care Equipment and Supplies	1.2%
Household Products	0.9%
Semiconductors and Semiconductor Equipment	0.8%
Auto Components	0.7%
Industrial Conglomerates	0.4%
Warrant	0.1%
Right	0.1%
Short-Term Investments	0.2%
Total	99.9%

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2014

Shares		Value (Note 1)

	COMMON STOCKS—99.7%

	Aerospace & Defense—8.3%
391,000	Airbus Group NV, SP ADR	$7,018,450
16,425	Precision Castparts Corp.	4,151,583
206,000	Safran SA, SP ADR	3,551,440
		14,721,473
	Beverages—2.4%
61,000	Monster Beverage Corp.*	4,236,450

	Biotechnology—15.5%
41,050	Alexion Pharmaceuticals, Inc.*	6,244,936
15,600	Biogen Idec, Inc.*	4,771,572
77,500	Celgene Corp.*	10,819,000
18,800	Regeneron Pharmaceuticals, Inc.†, *	5,645,264
		27,480,772
	Capital Markets—6.8%
21,175	BlackRock, Inc.	6,659,114
143,400	Invesco, Ltd.	5,305,800
		11,964,914
	Chemicals—6.3%
30,900	Ecolab, Inc.	3,336,891
68,800	Monsanto Co.	7,827,376
		11,164,267
	Health Care Equipment and Supplies—3.6%
14,670	Intuitive Surgical, Inc.*	6,425,313

	Hotels, Restaurants & Leisure—14.2%
66,300	Las Vegas Sands Corp.	5,355,714
93,900	Starbucks Corp.	6,890,382
26,700	Wynn Resorts, Ltd.	5,931,405
92,400	Yum! Brands, Inc.	6,966,036
		25,143,537
	Internet and Catalog Retail—4.0%
5,920	Priceline.com, Inc.*	7,055,989

	Internet Software and Services—11.3%
106,900	eBay, Inc.*	5,905,156
6,880	Google, Inc., Class A*	7,667,829
93,600	Tencent Holdings, Ltd., ADR	6,467,760
		20,040,745
	IT Services—11.1%
156,400	Cognizant Technology Solutions Corp., Class A*	7,915,404
69,900	MasterCard, Inc., Class A	5,221,530
29,900	Visa, Inc., Class A	6,454,214
		19,591,148
	Media—7.1%
72,400	Discovery Communications, Inc., Class A†, *	5,987,480

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Media (Continued)
99,200	Time Warner, Inc.	$6,480,736
		12,468,216
	Multiline Retail—4.0%
125,700	Dollar General Corp.*	6,973,836

	Specialty Retail—2.5%
72,900	TJX Cos., Inc.	4,421,385

	Textiles, Apparel and Luxury Goods—2.6%
148,500	Swatch Group AG (The), SP ADR	4,648,050

	TOTAL COMMON STOCKS (Cost $138,264,044)	176,336,095

Par Amount		Yield	Maturity

	SHORT-TERM INVESTMENTS—5.8%

$236,121	State Street Bank and Trust Co. (Euro Time Deposit)	0.010%	04/01/2014	236,121

Shares
10,032,465	State Street Navigator Securities Lending Prime Portfolio (Money Market)††	0.164%		10,032,465

	TOTAL SHORT-TERM INVESTMENTS (Cost $10,268,586)			10,268,586

	TOTAL INVESTMENTS AT MARKET VALUE—105.5% (Cost $148,532,630)			186,604,681
	Liabilities in Excess of Other Assets—(5.5)%			(9,742,121)
	NET ASSETS—100.0%			$176,862,560

Notes to the Schedule of Investments:

ADR—American Depositary Receipt

SP ADR—Sponsored American Depositary Receipt

*                               Non-income producing security

†                               Denotes all or a portion of security on loan (Note 1)

††                        Represents collateral received from securities lending transactions

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedules of Investments.

At March 31, 2014, industry sector diversification of the M Large Cap Growth Fund’s investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Consumer Discretionary	34.3%
Information Technology	22.4%
Health Care	19.2%
Industrials	8.3%
Financials	6.8%
Materials	6.3%
Consumer Staples	2.4%
Short-Term Investments	5.8%
Total	105.5%

The accompanying notes are an integral part of these Schedules of Investments.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2014

Shares		Value (Note 1)

	COMMON STOCKS—98.0%

	Aerospace & Defense—0.5%
35,990	Orbital Sciences Corp.*	$1,004,121

	Air Freight and Logistics—1.1%
27,900	Hub Group, Inc., Class A*	1,115,721
83,600	UTi Worldwide, Inc.†	885,324
		2,001,045
	Airlines—6.3%
29,700	American Airlines Group, Inc.*	1,087,020
154,000	Controladora Vuela Cia de Aviacion SAB de CV, ADR*	1,278,200
88,300	JetBlue Airways Corp.†, *	767,327
194,400	United Continental Holdings, Inc.*	8,676,072
		11,808,619
	Auto Components—1.8%
15,100	Autoliv, Inc.†	1,515,285
39,500	Modine Manufacturing Co.*	578,675
7,200	Tenneco, Inc.*	418,104
10,500	TRW Automotive Holdings Corp.*	857,010
		3,369,074
	Biotechnology—1.6%
5,800	BioMarin Pharmaceutical, Inc.*	395,618
43,700	InterMune, Inc.†, *	1,462,639
33,700	Myriad Genetics, Inc.†, *	1,152,203
		3,010,460
	Building Products—2.6%
17,900	Armstrong World Industries, Inc.*	953,175
32,300	Lennox International, Inc.	2,936,393
13,000	Trex Co., Inc.*	951,080
		4,840,648
	Capital Markets—1.6%
13,900	LPL Financial Holdings, Inc.	730,306
26,000	Raymond James Financial, Inc.	1,454,180
10,700	Waddell & Reed Financial, Inc., Class A	787,734
		2,972,220
	Chemicals—3.9%
18,300	Albemarle Corp.	1,215,486
23,700	Cabot Corp.	1,399,722
8,400	Celanese Corp., Series A	466,284
18,800	FMC Corp.	1,439,328
66,200	Kraton Performance Polymers, Inc.*	1,730,468
45,100	Tronox, Ltd., Class A†	1,072,027
		7,323,315
	Commercial Banks—2.7%
257,100	CapitalSource, Inc.	3,751,089

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Commercial Banks (Continued)
42,330	Popular, Inc.*	$1,311,807
		5,062,896
	Commercial Services & Supplies—0.7%
31,430	KAR Auction Services, Inc.	953,900
14,120	Ritchie Bros. Auctioneers, Inc.†	340,716
		1,294,616
	Communications Equipment—0.4%
14,400	ADTRAN, Inc.	351,504
46,500	Emulex Corp.*	343,635
		695,139
	Construction and Engineering—1.9%
11,100	Jacobs Engineering Group, Inc.*	704,850
17,000	KBR, Inc.	453,560
28,300	Primoris Services Corp.	848,434
39,500	Quanta Services, Inc.*	1,457,550
		3,464,394
	Construction Materials—3.2%
40,900	Caesarstone Sdot-Yam, Ltd.	2,224,142
30,900	Eagle Materials, Inc.	2,739,594
7,200	Martin Marietta Materials, Inc.†	924,120
		5,887,856
	Consumer Finance—0.4%
33,700	Green Dot Corp., Class A†, *	658,161

	Containers and Packaging—1.6%
87,650	Berry Plastics Group, Inc.*	2,029,097
13,200	Packaging Corp. of America	928,884
		2,957,981
	Diversified Financial Services—0.6%
41,065	Leucadia National Corp.	1,149,820

	Diversified Telecommunication Services—2.2%
79,000	Cogent Communications Group, Inc.	2,806,870
108,500	Premiere Global Services, Inc.*	1,308,510
		4,115,380
	Electrical Equipment—0.7%
10,200	Hubbell, Inc., Class B	1,222,674

	Electronic Equipment, Instruments & Components—6.3%
46,600	Belden, Inc.	3,243,360
48,500	DTS, Inc.*	958,360
155,900	Flextronics International, Ltd.*	1,440,516
23,700	Itron, Inc.†, *	842,298
64,800	Jabil Circuit, Inc.	1,166,400
53,400	Rogers Corp.*	3,333,228

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Electronic Equipment, Instruments & Components (Continued)
24,900	Universal Display Corp.†, *	$794,559
		11,778,721
	Energy Equipment and Services—1.4%
11,800	Atwood Oceanics, Inc.*	594,602
15,100	Dril-Quip, Inc.*	1,692,710
50,400	McDermott International, Inc.†, *	394,128
		2,681,440
	Health Care Equipment and Supplies—7.5%
24,600	Cooper Cos., Inc. (The)	3,379,056
73,400	Dexcom, Inc.*	3,035,824
10,800	Edwards Lifesciences Corp.†, *	801,036
9,300	HeartWare International, Inc.†, *	872,154
88,000	Insulet Corp.†, *	4,172,960
59,500	Symmetry Medical, Inc.*	598,570
15,860	Syneron Medical, Ltd.*	197,457
215,300	Unilife Corp.†, *	876,271
		13,933,328
	Health Care Providers and Services—1.4%
19,222	Catamaran Corp.*	860,377
26,900	Mednax, Inc.†, *	1,667,262
		2,527,639
	Household Durables—1.1%
18,800	Harman International Industries, Inc.	2,000,320

	Industrial Conglomerates—0.4%
10,000	Carlisle Cos., Inc.	793,400

	Insurance—1.9%
10,000	Everest Re Group, Ltd.	1,530,500
18,100	HCC Insurance Holdings, Inc.	823,369
30,400	W. R. Berkley Corp.	1,265,248
		3,619,117
	Internet Software and Services—2.2%
22,100	Akamai Technologies, Inc.*	1,286,441
110,900	Brightcove, Inc.*	1,090,147
23,700	IntraLinks Holdings, Inc.*	242,451
94,840	QuinStreet, Inc.*	629,738
23,770	Web.com Group, Inc.*	808,893
		4,057,670
	IT Services—1.1%
8,400	Global Payments, Inc.	597,324
49,300	MoneyGram International, Inc.*	870,145
18,100	Verifone Systems, Inc.*	612,142
		2,079,611
	Life Sciences Tools and Services—1.5%
15,300	Illumina, Inc.†, *	2,274,498

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Life Sciences Tools and Services (Continued)
28,800	QIAGEN NV*	$607,392
		2,881,890
	Machinery—4.2%
7,400	Dynamic Materials Corp.	140,896
39,000	Harsco Corp.	913,770
109,900	Meritor, Inc.*	1,346,275
15,300	Pall Corp.	1,368,891
6,500	Pentair, Ltd., Registered	515,710
157,000	Wabash National Corp.†, *	2,160,320
13,000	WABCO Holdings, Inc.*	1,372,280
		7,818,142
	Marine—0.5%
8,400	Kirby Corp.†, *	850,500

	Media—1.4%
38,600	Imax Corp.†, *	1,054,938
57,100	Lions Gate Entertainment Corp.†	1,526,283
		2,581,221
	Metals and Mining—2.9%
41,100	Agnico-Eagle Mines, Ltd.	1,243,275
38,800	Allegheny Technologies, Inc.†	1,461,984
89,400	Globe Specialty Metals, Inc.	1,861,308
47,600	Horsehead Holding Corp.†, *	800,632
		5,367,199
	Oil, Gas and Consumable Fuels—6.8%
46,000	Cabot Oil & Gas Corp.	1,558,480
68,100	Carrizo Oil & Gas, Inc.*	3,640,626
14,200	CONSOL Energy, Inc.	567,290
15,100	Continental Resources, Inc.†, *	1,876,477
28,800	InterOil Corp.†, *	1,865,088
270,420	KiOR, Inc., Class A†, *	154,951
35,800	Rex Energy Corp.*	669,818
203,100	SandRidge Energy, Inc.†, *	1,247,034
24,900	World Fuel Services Corp.†	1,098,090
		12,677,854
	Paper and Forest Products—1.4%
33,000	Boise Cascade Co.*	945,120

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Paper and Forest Products (Continued)
103,700	Louisiana-Pacific Corp.*	$1,749,419
		2,694,539
	Pharmaceuticals—0.6%
5,600	Actavis plc*	1,152,760

	Professional Services—0.6%
63,200	RPX Corp.*	1,028,896

	Real Estate Investment Trusts (REITs)—0.4%
52,700	Ares Commercial Real Estate Corp., REIT	706,707

	Real Estate Management and Development—0.0%
644	RE/MAX Holdings, Inc., Class A*	18,567

	Road and Rail—0.3%
6,000	Kansas City Southern	612,360

	Semiconductors and Semiconductor Equipment—11.7%
24,900	Altera Corp.	902,376
108,000	Atmel Corp.*	902,880
11,600	Cabot Microelectronics Corp.*	510,400
114,600	Cypress Semiconductor Corp.† *	1,176,942
86,400	Fairchild Semiconductor International, Inc.*	1,191,456
60,300	Integrated Device Technology, Inc.*	737,469
32,300	International Rectifier Corp.*	885,020
39,700	Maxim Integrated Products, Inc.	1,314,864
33,000	Microsemi Corp.*	825,990
54,100	Monolithic Power Systems, Inc.*	2,097,457
88,300	ON Semiconductor Corp.*	830,020
60,100	QuickLogic Corp.†, *	313,121
21,500	Semtech Corp.*	544,810
11,600	Silicon Laboratories, Inc.*	606,100
39,070	Skyworks Solutions, Inc.*	1,465,906
58,500	SunEdison, Inc.†, *	1,102,140
19,500	Synaptics, Inc.†, *	1,170,390
55,300	Tessera Technologies, Inc.	1,306,739
151,700	TriQuint Semiconductor, Inc.*	2,031,263
67,400	Ultratech, Inc.*	1,967,406
		21,882,749
	Software—4.5%
28,090	2u, Inc.*	383,428
24,400	Advent Software, Inc.†	716,384
38,800	Electronic Arts, Inc.*	1,125,588
27,600	FleetMatics Group Plc†, *	923,220
46,500	Fortinet, Inc.*	1,024,395
100,134	Rovi Corp.*	2,281,053
5,400	Seachange International, Inc.*	56,376
91,500	TiVo, Inc.*	1,210,545

The accompanying notes are an integral part of these Schedules of Investments.

Shares				Value (Note 1)

	Software (Continued)
158,800	Zynga, Inc., Class A*			$682,840
				8,403,829
	Specialty Retail—1.2%
39,340	Chico’s FAS, Inc.			630,620
36,200	MarineMax, Inc.*			549,878
63,000	Select Comfort Corp.†, *			1,139,040
				2,319,538
	Textiles, Apparel and Luxury Goods—0.3%
21,400	Vera Bradley, Inc.†, *			577,586

	Trading Companies and Distributors—1.7%
59,674	MRC Global, Inc.*			1,608,811
16,500	Watsco, Inc.			1,648,515
				3,257,326
	Wireless Telecommunication Services—0.9%
544,900	NII Holdings, Inc.†, *			648,431
11,800	SBA Communications Corp., Class A*			1,073,328
				1,721,759

	TOTAL COMMON STOCKS (Cost $107,261,799)			182,863,087

Par Amount		Yield	Maturity

	SHORT-TERM INVESTMENTS—21.2%

$5,053,768	State Street Bank and Trust Co. (Euro Time Deposit)	0.010%	04/01/2014	5,053,768

Shares
34,580,128	State Street Navigator Securities Lending Prime Portfolio (Money Market)††	0.164%		34,580,128

	TOTAL SHORT-TERM INVESTMENTS (Cost $39,633,896)			39,633,896

	TOTAL INVESTMENTS AT MARKET VALUE—119.2% (Cost $146,895,695)			222,496,983
	Liabilities in Excess of Other Assets—(19.2)%			(35,868,623)
	NET ASSETS—100.0%			$186,628,360

Notes to the Schedule of Investments:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

*                                    Non-income producing security

†                                    Denotes all or a portion of security on loan (Note 1)

††                             Represents collateral received from securities lending transactions

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedules of Investments.

At March 31, 2014, industry sector diversification of the M Capital Appreciation Fund’s investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Information Technology	26.2%
Industrials	21.5%
Materials	13.0%
Health Care	12.6%
Energy	8.2%
Financials	7.6%
Consumer Discretionary	5.8%
Telecommunication Services	3.1%
Short-Term Investments	21.2%
Total	119.2%

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2014

Shares		Value (Note 1)

	COMMON STOCKS—98.5%

	Aerospace & Defense—8.0%
7,300	Alliant Techsystems, Inc.	$1,037,695
51,400	Exelis, Inc.	977,114
10,500	Huntington Ingalls Industries, Inc.	1,073,730
10,300	L-3 Communications Holdings, Inc.	1,216,945
3,900	Lockheed Martin Corp.	636,636
10,900	Northrop Grumman Corp.	1,344,842
13,700	Raytheon Co.	1,353,423
		7,640,385
	Airlines—0.8%
6,400	Delta Air Lines, Inc.	221,760
21,800	Southwest Airlines Co.	514,698
		736,458
	Auto Components—2.8%
6,100	Delphi Automotive Plc	413,946
13,900	Lear Corp.	1,163,708
11,400	Magna International, Inc.	1,097,934
		2,675,588
	Beverages—1.2%
20,120	Coca-Cola Enterprises, Inc.	960,931
3,900	Dr Pepper Snapple Group, Inc.†	212,394
		1,173,325
	Biotechnology—4.9%
4,100	Alexion Pharmaceuticals, Inc.*	623,733
8,200	Amgen, Inc.	1,011,388
2,900	Biogen Idec, Inc.*	887,023
6,400	Celgene Corp.*	893,440
5,300	Gilead Sciences, Inc.*	375,558
9,600	United Therapeutics Corp.†, *	902,688
		4,693,830
	Capital Markets—1.1%
14,500	Waddell & Reed Financial, Inc., Class A	1,067,490

	Chemicals—1.8%
4,300	CF Industries Holdings, Inc.	1,120,752
7,100	LyondellBasell Industries NV, Class A	631,474
		1,752,226
	Commercial Banks—8.3%
135,400	Bank of America Corp.	2,328,880
8,100	Comerica, Inc.	419,580
52,500	Fifth Third Bancorp	1,204,875
7,700	JPMorgan Chase & Co.	467,467
81,100	KeyCorp.	1,154,864
7,600	PNC Financial Services Group, Inc.	661,200

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Commercial Banks (Continued)
35,400	Wells Fargo & Co.	$1,760,796
		7,997,662
	Computers and Peripherals—3.2%
2,900	Apple, Inc.	1,556,546
3,600	SanDisk Corp.	292,284
13,600	Western Digital Corp.	1,248,752
		3,097,582
	Construction and Engineering—0.5%
13,600	AECOM Technology Corp.*	437,512

	Consumer Finance—3.0%
19,800	Capital One Financial Corp.	1,527,768
23,200	Discover Financial Services	1,350,008
		2,877,776
	Diversified Financial Services—1.9%
12,900	CBOE Holdings, Inc.	730,140
14,100	McGraw Hill Financial, Inc.	1,075,830
		1,805,970
	Diversified Telecommunication Services—2.0%
32,200	AT&T, Inc.	1,129,254
16,100	Verizon Communications, Inc.	765,877
		1,895,131
	Electric Utilities—3.9%
25,100	American Electric Power Co., Inc.	1,271,566
22,100	Edison International	1,251,081
17,700	Entergy Corp.	1,183,245
		3,705,892
	Electronic Equipment, Instruments & Components—3.3%
10,900	Arrow Electronics, Inc.*	647,024
16,400	Avnet, Inc.	763,092
67,900	Flextronics International, Ltd.*	627,396
36,900	Ingram Micro, Inc., Class A*	1,090,764
		3,128,276
	Energy Equipment and Services—1.1%
18,800	Halliburton Co.	1,107,132

	Food and Staples Retailing—1.1%
24,500	Kroger Co. (The)	1,069,425

	Food Products—1.7%
4,500	Hershey Co. (The)	469,800
26,400	Tyson Foods, Inc., Class A	1,161,864
		1,631,664
	Health Care Providers and Services—8.6%
15,400	AmerisourceBergen Corp.	1,010,086
18,000	Cardinal Health, Inc.	1,259,640

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Health Care Providers and Services (Continued)
14,500	Cigna Corp.	$1,214,085
13,300	Express Scripts Holding Co.*	998,697
10,200	Humana, Inc.†	1,149,744
5,600	McKesson Corp.	988,792
11,040	Omnicare, Inc.†	658,757
9,200	WellPoint, Inc.	915,860
		8,195,661
	Household Durables—0.7%
4,600	Whirlpool Corp.	687,516

	Independent Power Producers and Energy Traders—1.6%
76,500	AES Corp./VA	1,092,420
13,800	NRG Energy, Inc.	438,840
		1,531,260
	Insurance—14.2%
3,750	Allied World Assurance Co. Holdings AG	386,963
23,400	Allstate Corp. (The)	1,323,972
18,600	American Financial Group, Inc./OH	1,073,406
34,000	American International Group, Inc.	1,700,340
15,800	Assurant, Inc.	1,026,368
21,300	Axis Capital Holdings, Ltd.	976,605
13,000	Chubb Corp.	1,160,900
7,200	Everest Re Group, Ltd.	1,101,960
49,300	Genworth Financial, Inc., Class A*	874,089
5,700	Lincoln National Corp.	288,819
10,400	PartnerRe, Ltd.	1,076,400
14,000	Reinsurance Group of America, Inc.	1,114,820
14,100	Travelers Cos., Inc. (The)	1,199,910
7,400	Unum Group	261,294
		13,565,846
	IT Services—1.2%
24,700	Amdocs, Ltd.	1,147,562

	Machinery—0.7%
12,000	Oshkosh Corp.	706,440

	Media—1.0%
13,100	DIRECTV*	1,001,102

	Metals and Mining—0.6%
19,800	United States Steel Corp.†	546,678

	Multiline Retail—1.1%
17,070	Macy’s, Inc.	1,012,080

	Oil, Gas and Consumable Fuels—13.2%
8,500	Chesapeake Energy Corp.†	217,770
15,900	Chevron Corp.	1,890,669
6,100	ConocoPhillips	429,135
35,200	Exxon Mobil Corp.	3,438,336
31,300	Marathon Oil Corp.	1,111,776
12,020	Marathon Petroleum Corp.	1,046,221

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Oil, Gas and Consumable Fuels (Continued)
18,100	Occidental Petroleum Corp.	$1,724,749
14,700	SM Energy Co.	1,047,963
3,800	Targa Resources Corp.	377,188
25,900	Valero Energy Corp.	1,375,290
		12,659,097
	Paper and Forest Products—1.1%
9,200	Domtar Corp.	1,032,424

	Personal Products—0.7%
11,400	Herbalife, Ltd.†	652,878

	Pharmaceuticals—0.1%
1,000	Questcor Pharmaceuticals, Inc.†	64,930

	Semiconductors and Semiconductor Equipment—1.0%
59,300	Marvell Technology Group, Ltd.	933,975

	Software—0.4%
13,400	CA, Inc.	414,998

	Specialty Retail—0.7%
14,000	Foot Locker, Inc.	657,720

	Tobacco—1.0%
18,500	Lorillard, Inc.	1,000,480

	TOTAL COMMON STOCKS (Cost $80,410,320)	94,303,971

Par Amount		Yield	Maturity

	SHORT-TERM INVESTMENTS—4.8%

$1,209,852	State Street Bank and Trust Co. (Euro Time Deposit)	0.010%	04/01/2014	1,209,852

Shares
3,394,341	State Street Navigator Securities Lending Prime Portfolio (Money Market)††	0.164%		3,394,341

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,604,193)			4,604,193

	TOTAL INVESTMENTS AT MARKET VALUE—103.3% (Cost $85,014,513)			98,908,164
	Liabilities in Excess of Other Assets—(3.3)%			(3,160,997)
	NET ASSETS—100.0%			$95,747,167

Notes to the Schedule of Investments:

*                                Non-income producing security

†                                Denotes all or a portion of security on loan (Note 1)

††                         Represents collateral received from securities lending transactions

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedules of Investments.

At March 31, 2014, industry sector diversification of the M Large Cap Value Fund’s investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Financials	28.5%
Energy	14.3%
Health Care	13.6%
Industrials	10.0%
Information Technology	9.1%
Consumer Discretionary	6.3%
Consumer Staples	5.7%
Utilities	5.5%
Materials	3.5%
Telecommunication Services	2.0%
Short-Term Investments	4.8%
Total	103.3%

The accompanying notes are an integral part of these Schedules of Investments.

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

M Fund, Inc. (the “Company”) was incorporated in Maryland on August 11, 1995 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  As of March 31, 2014, the Company consisted of four separate diversified investment portfolios:  M International Equity Fund, M Large Cap Growth Fund, M Capital Appreciation Fund and M Large Cap Value Fund (each singularly a “Fund” or collectively the “Funds”), each of which is, in effect, a separate mutual fund.

1.              Significant Accounting Policies

The following is a summary of significant accounting policies for the Funds. Such policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies and are consistently followed by the Funds in the preparation of their Schedules of Investments.

Portfolio Valuation

Equity securities and other similar investments traded on a recognized U.S. securities exchange are valued at the last sale price on the exchange on which the securities are traded. If no sale occurs, equity securities and other similar investments traded on a U.S. exchange are valued at the most recent bid price. Equity securities and other similar investments traded on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the NASDAQ Official Closing Price. If no sale occurs, equity securities and other similar investments traded on NASDAQ are valued at the most recent bid price. Equity securities and other similar investments traded on a non-U.S. exchange are generally valued according to the latest closing values on that exchange prior to the close of the New York Stock Exchange. However, if an event which may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, the Board of Directors may decide to value the security based on fair value. The Board of Directors has approved the use of an independent fair value service for foreign securities, which may provide a fair value price on trading days when the S&P 500 Index moves more than 1%. The use of a fair value price may cause the value of the security on the books of the Fund to be significantly different from the closing value on the non-U.S. exchange and may affect the calculation of the Fund’s NAV. Over-the-counter securities not quoted on NASDAQ are valued at the last sale price on the valuation date or, if no sale occurs, at the most recent bid price. Debt securities of the Funds with a remaining maturity of sixty-one days or more will be valued on the basis of dealer-supplied quotations or by a pricing service approved by the Company’s Board of Directors. Short-term obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Amortized cost valuation involves initially valuing a security at its cost, and thereafter, assuming a constant accretion or amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. Securities for which a pricing service supplies no quotations or quotations are not deemed to be representative of market value or for which there are no readily available market quotations are valued at fair value as determined in good faith by the Pricing Committee appointed by the Board of Directors.

Fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is utilized to maximize the use of observable data inputs and minimize the use of unobservable data inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use to price the asset or liability, including assumptions about risk. Observable inputs are inputs that reflect the assumptions market participants would use to price the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use to price the asset or liability based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1—quoted prices in active markets for identical investments;

•                  Level 2—quoted prices in markets that are not active or other significant observable inputs  (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•                  Level 3—significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments).

The valuation techniques used by the Funds to measure fair value during the period ended March 31, 2014 maximized the use of observable inputs and minimized the use of unobservable inputs.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

As of March 31, 2014, (i) all of the Funds’  long-term investments were classified as Level 1, as represented on the Schedule of Investments; and (ii) all short-term investments were classified as Level 2.

The Funds did not have significant transfers in and out of Level 1 and Level 2 of the fair value hierarchy during the period ended March 31, 2014.

Securities Lending

The Funds participate in a securities lending program, under the terms of a Securities Lending Agency Agreement, whereby each Fund may loan its portfolio securities in an amount up to 33 1/3% of its total assets.  The Funds receive cash (U.S. currency) as collateral against the loaned securities.  Such collateral is invested by the securities lending agent in a money market mutual fund that meets certain quality and diversification requirements in accordance with Rule 2a-7 under the 1940 Act. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined each day at the close of business of the Funds and any change in the amount of collateral is delivered to or paid by the Fund the next day. The collateral value does not include the calculated mark, which is the amount charged/returned to the borrower daily to maintain 102%/105% of market value. There is a day lag in receiving the mark and at times the collateral percentage may be above or below 102%/105%.

The collateral received is recorded on a lending Fund’s statement of assets and liabilities, along with the related obligation to return the collateral. A Fund may also record realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. Upon an event of default under the Securities Agency Lending Agreement, there is a risk of delay in the recovery of the securities or loss of rights in the collateral. Any dividends or interest payable by the issuers of the loaned portfolio securities, during the time that the securities are on loan, are paid to the borrowers of those securities. Dividend or interest payments that are made to borrowers of the loaned securities are reimbursed by the borrowers to the Funds. Such reimbursement amounts do not comprise qualified dividend income under the Internal Revenue Code of 1986, as amended.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to the borrower through State Street Bank and Trust Company as the securities lending agent, is the source of the Fund’s securities lending income, 65% of which is paid to the Fund, 35% of which is paid to the custodian as securities lending agent.

As of March 31, 2014, the value of the securities on loan and the value of the related collateral were as follows:

	Market Value of Loaned Securities	Market Value of Collateral
M International Equity Fund	$66	$65
M Large Cap Growth Fund	9,887,832	10,032,465
M Capital Appreciation Fund	34,110,792	34,580,128
M Large Cap Value Fund	3,350,663	3,394,341

2.    Tax Information

As of March 31, 2014, aggregated gross unrealized appreciation for investment securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for investment securities in which there is an excess of tax cost over value were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Tax Basis Net Unrealized Appreciation/ Depreciation

M International Equity Fund	$244,232,602	$59,269,599	$(8,573,593)	$50,696,006
M Large Cap Growth Fund	138,500,165	38,354,086	(282,035)	38,072,051
M Capital Appreciation Fund	112,315,567	81,693,336	(6,092,048)	75,601,288
M Large Cap Value Fund	81,620,172	14,350,929	(457,278)	13,893,651

The Funds did not have any unrecognized tax benefits as of March 31, 2014, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense. During the period ended March 31, 2014, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years, December 2011 through December 2013. No examination of any of the Funds’ tax filings is currently in progress.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report on Form N-Q, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that the information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

M Fund, Inc.

		By:	/s/ JoNell Hermanson
JoNell Hermanson, President (as Principal Executive Officer)

Date	May 14, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

		By:	/s/ JoNell Hermanson
JoNell Hermanson, President (as Principal Executive Officer)

Date	May 14, 2014

		By:	/s/ David Lees
David Lees, Secretary / Treasurer (as Principal Financial Officer)

Date	May 14, 2014